Supplemental cash flow information - Disclosure of non-cash working capital (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (128,387)	$ 631,801	$ (218,334)
Inventories	(148,850)	49,446	17,555
Prepaid expenses and other	(440,242)	425,876	(106,205)
Accounts payable and accrued liabilities	(1,666,486)	2,515,289	(828,698)
Contract liabilities	73,699	17,410	(7,053)
Deposits	0	0	150,000
Accrued royalties liability	0	0	1,191,219
Changes in working capital	$ (2,310,266)	$ 3,639,822	$ 198,484